Acquisitions, Investments and Disposals - Schedule of Final Purchase Price Allocation (Details)	Dec. 31, 2025 USD ($)
Asset Acquisition [Abstract]
Intangible Assets	$ 7,821,867
Cash	389
Prepaid Expenses	3,392
Property & Equipment	201,452
Deposits and Other Assets	24,837
Operating Lease ROU Asset	491,830
Total Assets Acquired	8,543,767
Less: Deferred Revenue	(228,371)
Less: Notes Payable	(312,697)
Less: Operating Lease Liability	(547,438)
Less: Accounts Payable and Accrued Liabilities	(1,103,239)
Net Assets Acquired	6,352,022
Goodwill	8,087,902
Total Purchase Price	$ 14,439,924